Net Loss Per Share of Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Loss Per Share of Common Stock [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 4 – NET LOSS PER SHARE OF COMMON STOCK

The accounting standards require the presentation of both basic and diluted earnings per share on the face of the statements of operations. The Company’s basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options into shares of common stock, exercise of preferred warrants into shares of preferred stock, and conversion of preferred stock into shares of common stock, net of any shares assumed to have been purchased with the proceeds, using the treasury stock method. In periods for which the Company reports a net loss, the common stock equivalents are not included, as they would be anti-dilutive.

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	For the three and nine months ended September 30,	For the three months ended September 30, 2024 and for the period from February 14, 2024 through September 30,	For the period from January 1, 2024 through February 14,
	2025	2024	2024
	(Successor)	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	2,644,267	42,385	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants	-	24,898	60
Exercise of warrants for common stock	159,724	9,153	-
Common stock underlying outstanding options (2024 Plan)	74,151	1,329	25
	2,878,142	77,765	985

Restricted common stock can be issued to directors, executives or employees of the Company and are subject to time-based vesting. These potential shares are excluded from the computation of basic loss per share as these shares are not considered outstanding until vested. No unvested restricted common stock awards were issued or outstanding during the nine months ended September 30, 2025 or the nine month period ended September 30, 2024.

NOTE 4 – NET LOSS PER SHARE OF COMMON STOCK

The accounting standards require the presentation of both basic and diluted earnings per share on the face of the statements of operations. The Company’s basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options into shares of common stock, exercise of preferred warrants into shares of preferred stock, and conversion of preferred stock into shares of common stock, net of any shares assumed to have been purchased with the proceeds, using the treasury stock method. In periods for which the Company reports a net loss, the common stock equivalents are not included, as they would be anti-dilutive.

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	53,740	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants	8,185	60
Exercise of public warrants and common warrants into common stock	13,193	-
Common stock underlying outstanding options (2024 Plan)	3,247	25
	78,365	985

Restricted common stock can be issued to directors, executives or employees of the Company and are subject to time-based vesting. These potential shares are excluded from the computation of basic loss per share as these shares are not considered outstanding until vested. No unvested restricted common stock awards were issued or outstanding during the years ended December 31, 2024 or 2023.